Deferred Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Deferred Tax Assets (Liabilities)

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Deferred tax assets	3,342	3,463
Deferred tax liabilities	(1,182)	(852)

	2,160	2,611

Summary of Major Deferred Tax Liabilities and Assets Recognized by the Group
Following are the major deferred tax liabilities and assets recognized by the Group:

Deferred tax asset (net)	Provisions	Tax depreciation	Undistributed earnings	Others	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
At January 1, 2022	1,750	(273)	(1,402)	361	436
(Charge) credit to profit or loss (Note 26)	(116)	475	874	411	1,644
Over (Under) provision in prior years (Note 26)	1,070	(36)	—	—	1,034
Acquired on acquisition of a subsidiary (Note 3 2 )	—	—	—	(317)	(317)
Currency alignment	(235)	4	—	45	(186)

At December 31, 2022	2,469	170	(528)	500	2,611

Credit (Charge) to profit or loss (Note 26)	512	(21)	(403)	(56)	32
Under provision in prior years (Note 26)	—	—	—	(307)	(307)
Currency alignment	(177)	29	—	(28)	(176)

At December 31, 2023	2,804	178	(931)	109	2,160